[LOGO]         |COLLEGE RETIREMENT
               |EQUITIES FUND
               |730 Third Avenue
               |New York, NY 10017-3206



                                   SUPPLEMENT
                                DATED JUNE 1998
                      TO THE PROSPECTUS DATED MAY 1, 1998
                    FOR THE COLLEGE RETIREMENT EQUITIES FUND




There  was an error in the  table on the top of Page 27 of the  Prospectus.  The
correct   percentage  of  the  Global  Equities   Account  invested  in  foreign
investments as of December 31, 1997 was 46.15%.

[LOGO]         |COLLEGE RETIREMENT
               |EQUITIES FUND
               |730 Third Avenue
               |New York, NY 10017-3206



                                   SUPPLEMENT
                                DATED JUNE 1998
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 1998
                    FOR THE COLLEGE RETIREMENT EQUITIES FUND




There was an error in the table on the top of Page B-44 of the Statement of Additional Information. The correct cumulative change in basic annuity unit value for the Social Choice Account for the five years ended May 1, 1998 was 68.07%.

Also on Page B-44, the correct cumulative change in the basic annuity unit value for the Inflation-Linked Bond Account since May 1, 1997 was -2.32%.